Fair Value Measurements and Disclosures - Schedule of Probability Weighted Expected Return Method (Details)	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Line Items]
Discount rate	20.00%
Maximum
Fair Value Measurements [Line Items]
Probability of a qualifying liquidity event	50.00%
Expected term, years	1 year 8 months 1 day
Minimum
Fair Value Measurements [Line Items]
Probability of a qualifying liquidity event	15.00%
Expected term, years	3 months 14 days